COST OF REVENUE AND SERVICES	12 Months Ended
Dec. 31, 2022
COST OF REVENUE AND SERVICE
COST OF REVENUE AND SERVICES

NOTE 20 — COST OF REVENUE AND SERVICES

	December 31,	December 31,	December 31,
	2022	2021	2020
Salaries and related expenses	3,556	6,764	1,184
Materials and models	707	1,516	63
Depriciation	21	56	59
Chip Development tools and Subcontractors	214	507	1,754

Total	4,498	8,843	3,060